FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Summary of Other Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	$ 4,161	$ 3,069
Financial assets at fair value through profit or loss	61	0
Equity instrument
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	4,161	3,069
Foreign currency forward contracts
Financial assets at fair value through other comprehensive income
Financial assets at fair value through profit or loss	$ 61	$ 0